11. Stock Option Plan (June 2017) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Sep. 30, 2016
Share based compensation				$ 22,715
2015 Stock Option Plan [Member]
Shares authorized under the plan	9,000,000		9,000,000	9,000,000
Plan expiration date			Feb. 27, 2017
2016 Stock Option Plan [Member]
Shares authorized under the plan	20,000,000		20,000,000
Plan expiration date			Nov. 22, 2026
Unamortized value of stock options granted	$ 0		$ 0
Options granted	19,800	32,000
Options cancelled or expired	37,600
2016 Stock Option Plan [Member] | 3 months ended June 30, 2017
Unamortized value of stock options granted	$ 0		0
2016 Stock Option Plan [Member] | 3 months ended December 31, 2016
Unamortized value of stock options granted	$ 11,532		$ 11,532